Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Employee benefit plans	$ 940	$ 929
Net operating loss and tax credit carryforwards	484	430
Other accrued expenses	154	161
Investment basis differences	17	17
Other	100	66
Gross deferred tax assets	1,695	1,603
Valuation allowance on deferred tax assets	(219)	(257)
Total	1,476	1,346
Deferred tax liabilities:
Intangibles	(1,333)	(1,420)
Deferred revenue	(83)	(49)
Other accrued expenses	(121)	(41)
Unrealized investment gains	(21)	(5)
Unrealized foreign exchange gains	(23)	(23)
Other	(40)	(75)
Total	(1,621)	(1,613)
Net deferred tax (liability) asset	$ (145)	$ (267)